2. Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2. Intangible Assets

note 2 – intangible assets

The Company obtained and filed a patent which became final in March 2006. The Company considers this patent to be intellectual property which is to be amortized over 20 years, the minimum term of protection available for patents.

	2015	2014
Intangible assets	$402,000	$402,000
Less: accumulated amortization	(180,900)	(160,800)
Net intangible assets	$221,100	$241,200

Future amortization expense

Year ending December 31,
2015	$20,100
2016	$20,100
2017	$20,100
2018	$20,100
2019	$20,100

note 2 – intangible assets

The Company obtained and filed a patent which became final in March 2006. The Company considers this patent to be intellectual property which is to be amortized over 20 years, the minimum term of protection available for patents.

	2014	2013
Intangible Assets	$402,000	$402,000
Less: Accumulated Amortization	(175,875)	(155,775)
Net Intangible Assets	$226,125	$246,225

Future amortization expense

Year ending December 31,
2015	$20,100
2016	$20,100
2017	$20,100
2018	$20,100
2019	$20,100